Management of financial risks and financial instruments (Tables)	12 Months Ended
Dec. 31, 2023
Subclassifications of assets, liabilities and equities [abstract]
Summary of financial assets representing the maximum exposure to credit risk
The carrying amount of the financial assets representing the maximum exposure to credit risk is shown in the table below:

	2023	2022

Financial assets
Securities purchased under agreements to resell	14,888,978	7,603,820
Securities	154,200,583	131,263,775
Public securities	75,289,433	63,895,371
Private securities	78,911,150	67,368,404
Derivative financial instruments	23,733,466	9,217,155
Securities trading and intermediation	2,932,319	3,271,000
Accounts receivable	681,190	597,887
Loan operations	28,551,935	22,211,161
Other financial assets	4,208,743	3,517,189
Off-balance exposures (credit card limits)	8,912,707	5,014,845
Total	238,109,921	182,696,832

Summary of financial liabilities into groupings based on their contractual maturities
The tables below summarizes the Group’s financial liabilities into groupings based on their contractual maturities:

	2023
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities	19,949,021	—	—	—	474,053	20,423,074
Derivative financial instruments	5,580,573	2,719,744	6,773,980	7,873,062	1,838,057	24,785,416
Securities sold under repurchase agreements	32,796,941	543,570	—	—	—	33,340,511
Securities trading and intermediation	16,943,539	—	—	—	—	16,943,539
Financing instruments payable	3,812,510	8,383,531	10,690,918	36,648,126	830,505	60,365,590
Borrowings	—	10,796	2,188,626	—	—	2,199,422
Accounts payables	948,218	—	—	—	—	948,218
Other financial liabilities	5,815,141	756,864	4,588,231	1,056,580	14,560	12,231,376
Total	85,845,943	12,414,505	24,241,755	45,577,768	3,157,175	171,237,146

	2022
Liabilities	Up to 1 month	From 2 to 3 months	From 3 to 12 months	From 1 to 5 years	Above 5 years	Contractual cash flow

Securities	13,048,246	—	—	—	481,019	13,529,265
Derivative financial instruments	796,909	845,446	2,340,407	4,507,132	115,515	8,605,409
Securities sold under repurchase agreements	31,790,091	—	—	—	—	31,790,091
Securities trading and intermediation	16,062,697	—	—	—	—	16,062,697
Financing instruments payable	4,407,525	9,469,722	5,917,325	23,078,719	810,338	43,683,629
Borrowings	—	—	1,865,880		—	1,865,880
Accounts payables	617,394	—	—	—	—	617,394
Other financial liabilities	5,959,212	534,835	4,432,215	627,951	—	11,554,213
Total	72,682,074	10,850,003	14,555,827	28,213,802	1,406,872	127,708,578

Summary of sensitivity analysis

		2023
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(258)	21,269	22,753
Exchange coupons	Foreign currencies coupon rate	(367)	(18,174)	(36,588)
Foreign currencies	Exchange rates	331	343,440	907,349
Price indexes	Inflation coupon rates	(103)	(12,998)	(24,579)
Shares	Shares prices	(3,472)	(251,572)	(289,613)
Seed Money (i)	Seed Money	(2,822)	(70,566)	(141,133)
		(6,691)	11,399	438,189

		2022
Trading portfolio	Exposures	Scenarios
Risk factors	Risk of variation in:	I	II	III

Fixed interest rate	Fixed interest rate in Reais	(174)	(231,438)	(483,589)
Exchange coupons	Foreign currencies coupon rate	(15)	(5,407)	(10,418)
Foreign currencies	Exchange rates	(2,089)	22,825	(120,873)
Price indexes	Inflation coupon rates	(118)	(19,523)	(40,147)
Shares	Shares prices	(4,689)	(46,927)	(242,687)
Seed Money (i)	Seed Money	(6,685)	(167,106)	(334,211)
		(13,770)	(447,576)	(1,231,925)

(i)Related to seed money strategy, which includes several risk factors that are disclosed in aggregate.
Scenario I: Increase of 1 basis point in the rates in the fixed interest rate yield, exchange coupons, inflation and 1 percentage point in the prices of shares, commodities and currencies;
Scenario II: Project a variation of 25 percent in the rates of the fixed interest yield, exchange coupons, inflation, prices of shares, commodities and currencies, both rise and fall, being considered the largest losses resulting by risk factor; and
Scenario III: Project a variation of 50 percent in the rates of the fixed interest yield, exchange coupons, inflation, prices of shares, commodities and currencies, both rise and fall, being considered the largest losses resulting from the risk factor.